Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Cash flows from operating activities
Net income	$ 275,139	$ 1,996,031
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	4,587,310	3,479,360
Write off of loan fees	141,329
Loss on disposal of property and equipment	36,833	31,465
Share-based compensation	220,449	139,773
Change in fair value of derivative instruments	43,361	246,818
Deferred income taxes	(133,287)	335,412
Changes in operating assets and liabilities that provided (used) cash
Accounts receivable	(227,906)	(20,497)
Inventory	(141,547)	(262,706)
Prepaid assets	(210,434)	2,100
Other current assets		43,348
Intangible assets	(1,044,899)	(215,562)
Other long-term assets	(43,756)	5,710
Accounts payable	2,269,555	294,065
Accrued liabilities	1,250,112	321,220
Deferred rent	570,362	180,479
Net cash provided by operating activities	7,592,621	6,577,016
Cash flows from investing activities
Purchases of property and equipment	(15,675,329)	(8,215,522)
Acquisition of business, net of cash acquired	(14,686,575)
Cash paid in excess of book value of noncontrolling interest	(866,681)
Net cash used in investing activities	(31,228,585)	(8,215,522)
Proceeds from issuance of long-term debt	63,521,824	4,181,373
Repayments of long-term debt	(38,683,029)	(2,256,751)
Distributions from non-controlling interest	(40,000)	(107,000)
Net cash provided by financing activities	24,798,795	1,817,622
Net increase in cash and cash equivalents	1,162,831	179,116
Cash and cash equivalents, beginning of period	1,537,497	1,358,381
Cash and cash equivalents, end of period	$ 2,700,328	$ 1,537,497